Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	175	99.43%
Delinquency, No Missing Data	1	0.57%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	176	100.00%